Note 3 - Deposits (Details Textual) - USD ($)			12 Months Ended
	Jul. 01, 2016	Aug. 12, 2014	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2015	Dec. 18, 2015
Customer Deposits, Current					$ 135,000
Peter Holdings Ltd [Member]
Joint Venture Royalties Percentage				50.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Isan System License Agreement [Member] | Clarion Water [Member]
Customer Deposits, Current		$ 100,000
License Agreement Term		10 years
Royalty As Percentage of Sales		10.00%
Royalty as Percentage of Sublicensing Fees		40.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Isan System License Agreement [Member] | Clarion Water [Member] | Beginning July 1 2016 [Member]
Quarterly Payments from Licensee	$ 45,000		$ 50,000
Potential Investor in 2015 Unit Offering [Member]
Customer Deposits, Current						$ 35,000